ACCRUALS AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
ACCRUALS AND OTHER LIABILITIES
Schedule of accruals and other payables

The following table summarizes the Group’s accrued expenses and other payables as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Accrued research and development expenses	5,437	2,442
Employee salaries and benefits	2,778	2,628
Accrued legal expenses	1,941	1,024
Accrued consulting and other expenses	6,667	1,438
Total accruals and other payables	$16,823	$7,532

Summary of Other Current Liabilities

The following table summarizes the Group’s other current liabilities as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Refundable deposit related to TJ Biopharma preferred shares sale(1)	$7,316	$—
Bridge Health acquisition cost(2)	1,864	—
Incentive payment from depositary bank	—	106
Total other current liabilities	$9,180	$106

(1)
In September 2025, the Group entered into an agreement with TJ Biopharma to facilitate the sale of the Group’s holdings of TJ Biopharma’s preferred shares (See Note 8 – Investments and Put Right Liabilities for additional information related to the preferred shares), whereby TJ Biopharma paid the Group a cash deposit. See Note 19 – Subsequent Events for additional information.
(2)
Represents upfront payment and the current portion of the non-contingent quarterly payments related to the Bridge Health acquisition. See Note 5 – Asset Acquisitions and Strategic Transactions for additional information.